ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Textual) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2004	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2013
Variable Interest Entity, Consolidated, Carrying Amount, Assets		¥ 243,469	¥ 211,038
Inventory [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets		27,323	0
Plant and Equipment [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets		197,627	196,066
Land Use Rights [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets		¥ 18,519	¥ 14,972
State Harvest Holdings Limited [Member]
Share Exchange Transaction Variable Interest Entity Voting Rights Assigned	97.96%
Period Of Operations	20 years
Assets Disposed Of By Methods Other Than Sale In Period Of Disposition		50.00%
State Harvest Holdings Limited [Member] | Criteria One [Member]
Business Combination Restriction On Control Obtained Description	49
State Harvest Holdings Limited [Member] | Criteria Two [Member]
Business Combination Restriction On Control Obtained Description	49
Beijing Origin Seed Limited [Member]
Variable Interest Entity Revenue Percentage		100.00%	100.00%	100.00%
Variable Interest Entity Total Assets Percentage		98.95%	98.67%